Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
Commitments and Contingencies
Operating lease expense	$ 21,900	$ 17,700	$ 12,500
Operating lease commitments
Total future payments for recognized leasing assets	83,714
Less than One Year	13,013
One to Three Years	26,379
Three to Five Years	15,469
More than Five Years	28,853
Purchase commitments
Total	686,776
Less than One Year	636,474
One to Three Years	48,729
Three to Five Years	1,361
More than Five Years	212
Unsecured senior notes
2022, 2024 and 2030 Notes
Aggregate principal amount	$ 800,000
Interest rate (as a percent)	3.50%
Unsecured senior notes | 2024 Notes
2022, 2024 and 2030 Notes
Aggregate principal amount					$ 800,000
Interest rate (as a percent)					3.50%
Unsecured senior notes | 2030 Notes
2022, 2024 and 2030 Notes
Aggregate principal amount	$ 750,000			$ 750,000
Interest rate (as a percent)	3.375%			3.375%
Unsecured senior notes | 2027 Notes
2022, 2024 and 2030 Notes
Aggregate principal amount	$ 900,000
Margin rate	1.28%
Convertible Debt [Member]
2022, 2024 and 2030 Notes
Total	$ 2,908,245
Less than One Year	55,512
One to Three Years	984,667
Three to Five Years	1,042,129
More than Five Years	825,937
Convertible Debt [Member] | 2024 Notes
2022, 2024 and 2030 Notes
Total	856,000
Less than One Year	28,000
One to Three Years	828,000
Three to Five Years	0
More than Five Years	0
Convertible Debt [Member] | 2030 Notes
2022, 2024 and 2030 Notes
Total	952,500
Less than One Year	25,313
One to Three Years	50,625
Three to Five Years	50,625
More than Five Years	825,937
Convertible Debt [Member] | 2027 Notes
2022, 2024 and 2030 Notes
Total	1,099,745
Less than One Year	2,199
One to Three Years	106,042
Three to Five Years	991,504
More than Five Years	$ 0